Revenues	12 Months Ended
Mar. 31, 2023
Revenues [Abstract]
Revenues

Note 4 — Revenues

Revenues are recognized when control of the promised services and deliverables are transferred to the Company’s clients in an amount that reflects the considerations the Company expects to be entitled to and receive in exchange for services and deliverables rendered.

The following table presents the Company’s revenues disaggregated by service lines for the fiscal years ended March 31, 2023, 2022 and 2021:

	For the years ended March 31
	2022	2023	2023	Change	Change
Revenues	HKD	HKD	US$	HKD	%
Accounting services	$109,000	$-	$-	$(109,000)	(100.0)%
General corporate consultancy services	7,800,000	9,300,000	1,184,728	1,500,000	19.2%
Going public consultancy services	6,510,600	-	-	(6,510,600)	(100.0)%
Internal control and others	249,600	486,400	61,963	236,800	94.9%
Subtotal accounting and corporate consultancy services	14,669,200	9,786,400	1,246,691	(4,882,800)	(33.3)%
Taxation services	1,329,600	1,240,000	157,964	(89,600)	(6.7)%
Company secretarial services	1,440,735	1,506,131	191,866	65,396	4.5%
Total revenues	$17,439,535	$12,532,531	$1,596,521	$(4,907,004)	(28.1)%

	For the years ended March 31
	2021	2022	Change	Change
Revenues	HKD	HKD	HKD	%
Accounting services	$400,000	$109,000	$(291,000)	(72.8)%
General corporate consultancy services	9,682,600	7,800,000	(1,882,600)	(19.4)%
Going public consultancy services	-	6,510,600	6,510,600	100.0%
Internal control and others	20,000	249,600	229,600	1148.0%
Subtotal accounting and corporate consultancy services	10,102,600	14,669,200	4,566,600	45.2%
Taxation services	1,068,463	1,329,600	261,137	24.4%
Company secretarial services	1,453,828	1,440,735	(13,093)	(0.9)%
Total revenues	$12,624,891	$17,439,535	$4,814,644	38.1%

The following table presents the Company’s revenues disaggregated by the timing of revenue recognition for the years ended March 31, 2023, 2022 and 2021:

	For the years ended March 31
	2022	2023	2023	Change	Change
	HKD	HKD	US$	HKD	%
Services and deliverables transferred at a point in time	$2,315,283	$2,397,398	$305,406	$82,115	3.6%
Services and deliverables transferred over time	15,124,252	10,135,133	1,291,115	(4,989,119)	(33.0)%
Total revenues	$17,439,535	$12,532,531	$1,596,521	$(4,9007,004)	(28.1)%

	For the years ended March 31
	2021	2022	Change	Change
	HKD	HKD	HKD	%
Services and deliverables transferred at a point in time	$1,808,603	$2,315,283	$506,680	28.0%
Services and deliverables transferred over time	10,816,288	15,124,252	4,307,964	39.8%
Total revenues	$12,624,891	$17,439,535	$4,814,644	38.1%

As of March 31, 2023 and 2022, the estimated aggregate amount of the transaction price allocated to the remaining performance obligation was nil and HKD 18,142, respectively. The Company expects to recognize majority of the related revenue as it provides services to its clients, which is expected to occur over the next 12 months. The Company elected to utilize the optional exemption to exclude from this disclosure the remaining performance obligations that have original expected duration of one year or less.